RELATED PARTY TRANSACTIONS (Details) - USD ($)					3 Months Ended		4 Months Ended		9 Months Ended
	Aug. 12, 2021	Aug. 12, 2021	Jan. 12, 2021	Oct. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Jan. 31, 2021	Jan. 15, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 25, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock, shares outstanding					47,772,888	47,340,305			47,772,888	47,772,888		47,000,134
Northern Genesis Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)					$ 11.50	$ 10.00			$ 11.50	$ 11.50
Common stock, shares outstanding					10,350,000	10,350,000		10,350,000	10,350,000	10,350,000
Office Rent Per Month			$ 10,000
Payments to services					$ 30,000					$ 90,000
Amount Held Outside Trust Account								$ 1,080,000
Aggregate principal amount											$ 150,000
Projected obligations, expects to pay										2,000,000
Borrowings outstanding					$ 0	$ 117,917		117,917	$ 0	0
Working Capital Loans		$ 1,000,000				$ 3,000,000		$ 3,000,000		$ 1,000,000
Warrants price (in Dollars per share)					$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50
Accrued expenses					$ 10,000				$ 10,000	$ 10,000
Borrowing Outstanding						$ 117,917
Working capital loans outstanding										750,000
Sponsor Fees										$ 3,000,000
Personnel Services Agreement Description										For the nine months ended September 30, 2021, the Company incurred $680,000, inclusive of $200,000 in initial payment of the agreement and $80,000 for each month within the second and third quarter for these services, of which $80,000 is included in accounts payable in the accompanying balance sheets.
Securities Borrowed					$ 750,000				$ 750,000	$ 750,000
Sponsor [Member] | Northern Genesis Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Working Capital Loans	$ 1,000,000									$ 2,000,000
Business Combination [Member]
Related Party Transaction [Line Items]
Business combination, description							Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Business Combination [Member] | Northern Genesis Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Business combination, description										Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Working Capital Loans										$ 3,000,000
Founder Share [Member] | Northern Genesis Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Amount of sponsor paid				$ 25,000
Shares consideration (in Shares)				8,625,000
Price per share (in Dollars per share)			$ 0.2
Common stock, shares outstanding			10,350,000
Shares subject to forfeiture (in Shares)			1,350,000
Founder Share [Member] | Business Combination [Member] | Northern Genesis Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Business combination, description								The Sponsor will agree, subject to limited exceptions, not to transfer title to any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Sponsor will agree, subject to limited exceptions, not to transfer title to any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.